Related Party Transactions - Additional Information (Details)					4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 18, 2019 shares	Feb. 05, 2019 USD ($) $ / shares shares	Jan. 25, 2019 USD ($)	Oct. 18, 2018 USD ($) $ / shares shares	Dec. 31, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Sale of common stock, value | $							$ 400,000,000	$ 400,000,000
Number of warrants sold | shares								6,666,666
Warrants sold, price per warrant | $ / shares								$ 1.50
Proceeds from sale of Private Placement Warrants to Sponsor | $							$ 10,000,000	$ 10,000,000
IPO
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares		40,000,000
Unit price (in dollars per Unit) | $ / shares		$ 10.00
Class F Common Stock
Related Party Transaction [Line Items]
Number of shares forfeited | shares							781,250	781,250
Class A Common Stock
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares							40,000,000	40,000,000
Sale of common stock, value | $							$ 4,000	$ 4,000
Unit price (in dollars per Unit) | $ / shares							$ 10.00	$ 10.00
Class A Common Stock | IPO
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares								40,000,000
Founder Shares
Related Party Transaction [Line Items]
Outstanding shares of common stock held by the initial stockholders (as a percent)	20.00%
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Conversion ratio				1	1
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Number of shares forfeited | shares	781,250
Founder Shares | Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares				10,781,250
Sale of common stock, value | $				$ 25,000
Unit price (in dollars per Unit) | $ / shares				$ 0.002
Founder Shares | Director
Related Party Transaction [Line Items]
Number of shares transferred | shares				75,000
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares		1						1
Warrants exercise price (in dollars per share) | $ / shares		$ 11.50						$ 11.50
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number of warrants sold | shares		6,666,666		6,666,666
Warrants sold, price per warrant | $ / shares		$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants to Sponsor | $		$ 10,000,000		$ 10,000,000
Sponsor Loan | IPO
Related Party Transaction [Line Items]
Expenses related to public offering | $				300,000
Proceeds from Promissory Note to related party | $			$ 150,000	$ 150,000
Unsecured promissory note | $								$ 150,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Payments to affiliate | $						$ 120,000		220,000
Administrative Services Agreement | Affiliate of the Sponsor
Related Party Transaction [Line Items]
Monthly charge for administrative services | $						$ 20,000		$ 20,000